INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit			$ (128,620)		$ (128,620)	$ (129,132)	$ (129,841)
Operating loss carryforwards						$ 10,600,000
Income tax rate						25.00%	25.00%
Unrecognized tax benefits						$ 0	$ 0
Changes in unrecognized tax benefits						0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit
Operating loss carryforwards						10,601,740
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit						0	$ 0
Operating loss carryforwards						27,394,654
Operating loss carryforwards not expires						3,400,000
AUSTRALIA | Expire In Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards expires						$ 7,200,000
Cares Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax examination, description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021